Related Party Transactions (Details) ¥ in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)
Related Party Transactions [Line Items]
Due from related party	$ 81,047,591	¥ 581
Jusu LP [Member]
Related Party Transactions [Line Items]
Due from related party	153,554		$ 151,365
Zhongguang Yiyun [Member]
Related Party Transactions [Line Items]
Due to related party	25,883,212		18,026,279
Lisu LP [Member]
Related Party Transactions [Line Items]
Due to related party	1,541,683		1,519,705
Yiyun Group [Member]
Related Party Transactions [Line Items]
Due to related party	2,359,358		261,653
Mr. Hui Xu [Member]
Related Party Transactions [Line Items]
Due to related party	41,878
Bank loans payable	29,600,000		1,400,000
Short-term loan payable	700,000
Ningbo Chuangsu [Member]
Related Party Transactions [Line Items]
Bank loans payable			$ 1,400,000
Syndicated loan [Member]
Related Party Transactions [Line Items]
Collateral amount	28,922,370
Syndicated loan [Member] | Mr. Hui Xu [Member]
Related Party Transactions [Line Items]
Loan payable	$ 28,900,000